Income Tax Expense - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 19,492
Increase for positions related to the current period	3,905
Decrease related to statute of limitations	(663)
Ending balance	$ 22,734